RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd and its subsidiaries (referred to as "Frontline"), SFL and Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers"). We may also transact business with our associated companies.

SFL

In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to Note 10 Operating Leases and Note 17 Vessels under Finance Leases for additional information related to these contracts.

We are the commercial manager for 14 (2018: 14) dry bulk and 14 (2018: 14) container vessels owned and operated by SFL. Pursuant to the management agreements, we receive $125 per day per vessel for managing seven of the 14 dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels (2018: $125 per day per vessel for managing the seven dry bulk vessels, 2017: $125 per day per vessel for managing the seven dry bulk vessels) and $75 per day per vessel for managing the fourteen container vessels (2018: $75 per day per vessel for managing the 14 container vessels, 2017: $75 per day per vessel for managing the 8 container vessels).

Seatankers
We are the commercial manager of 15 (2018: 14) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (2018: $125, 2017: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short term time charters.

Capesize Chartering

In February 2015, Capesize Chartering Ltd, or CCL, a joint venture company was incorporated and in January 2016, the joint venture partners, Golden Ocean, Bocimar International NV, C Transport Holding Ltd and Star Bulk Carriers Corp, entered into a RSA. The purpose of the joint venture is to combine and coordinate the chartering services of all the parties for their participating Capesize dry bulk vessels that are intended to trade on the spot market and ultimately achieve improved scheduling ability and with the overall aim of enhancing economic efficiencies. Each participating vessel owner continues to be responsible for the operating, accounting and technical management of its respective vessels. As of December 31, 2019, 25 of our Capesize vessels and one of our Newcastlemax vessels were included in the RSA.

United Freight Carriers

United Freight Carriers LLC, or UFC, is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

Singapore Marine
With reference to Note 18, in 2019 we made an equity investment in Singapore Marine, a dry bulk freight operator of which we have determined to have significant influence.

Management Agreements

Technical Supervision Services

We receive technical supervision services from Frontline Management. Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $27,928 per vessel (2018: $30,336 per vessel). This fee is subject to annual review.

Ship Management

The ship management of our vessels is provided by external ship managers, except for 20 (2018: 21) vessels, which is provided by SeaTeam Management Pte. Ltd, or Seateam, a company in which we own 22.2% and is a subsidiary of Frontline.

Other Management Services

We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen
In October 2017, we agreed to acquire two Capesize vessels from affiliates of Hemen, our largest shareholder, at an aggregated purchase price of $86.0 million. As settlement of the purchase price for each vessel, the Company entered into a seller's credit loan with an affiliate of Hemen for 50% of the purchase price of each vessel. The remaining part of the purchase price was to be settled with an aggregate of $9.0 million of cash and 4,000,000 of newly-issued common shares of the Company; 2,000,000 shares was to be issued upon the delivery of each vessel. In November 2017, one of the vessels, Golden Behike, was delivered to us and 2,000,000 shares were issued to satisfy the purchase price. The second vessel, Golden Monterrey, was delivered to us in January 2018 and 2,000,000 shares were issued to satisfy the purchase price.

In March 2017, we entered into agreements to acquire two Panamax vessels from Hemen. In exchange for the two Panamax vessels acquired from affiliates of Hemen, subsequently renamed Golden Amber and Golden Opal and delivered in June 2017, we issued an aggregate of 3.3 million shares as consideration to Hemen and assumed seller's credits of an aggregate of $22.5 million.

Seller's credits from affiliates of Hemen
In connection with the acquisition of the two Panamax vessels from affiliates of Hemen in 2017, we assumed an aggregate of $22.5 million in debt under seller's credit agreements, non-amortizing until June 2019 and with an interest rate of LIBOR plus a margin of 3.0%. Also, in connection with the agreements to acquire two Capesize vessels from Hemen in October 2017, we entered into non-amortizing seller's credit loans of $43.0 million in total with affiliates of Hemen corresponding to 50% of the purchase price of each vessel. Each loan bore interest at LIBOR plus a margin of 3.00% per annum and with maturity three years after delivery of each vessel. In 2018 and in connection with our $120.0 million term loan facility, we prepaid the full outstanding amounts of $65.5 million under our related party seller credit loans.

Shareholder loan to Singapore Marine
In 2019, we provided Singapore Marine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term. The loan bears interests equivalent to the 12-month LIBOR plus a margin of 2%.

A summary of net amounts charged by related parties in 2019, 2018 and 2017 is as follows:

(in thousands of $)	2019	2018	2017
Frontline	3,402	3,687	4,210
SFL	37,069	29,484	27,977
Seateam	3,636	3,783	3,103
Seatankers	8,708	12,325	9,696
Golden Opus	—	—	1,286
CCL	1,154	62	57
Hemen	—	1,338	634
	53,969	50,679	46,963

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2019, 2018 and 2017 is as follows:

(in thousands of $)	2019	2018	2017
SFL	894	793	738
Seatankers	665	681	933
Northern Drilling	50	28	—
CCL	—	2,557	3,368
	1,609	4,059	5,039

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of balances due from related parties as of December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
CCL	—	6
Frontline	3,886	3,192
UFC	—	163
SFL	—	91
Seatankers	1,294	538
	5,180	3,990

A summary of short-term balances owed to related parties as of December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
CCL	2,060	—
Frontline	1,284	—
SFL	618	—
Other	8
	3,970	—

As at December 31, 2019 and December 31, 2018, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition to the balances stated above, we have recorded operating lease liabilties and finance lease liabilities related to the eight vessels chartered from SFL. Refer to Note 10 Operating leases and Note 17 Vessels under finance lease, net for additional information.

Hemen owned $124.4 million of the Convertible Bond which was fully repaid at maturity in January 2019. In 2018, we issued an aggregate of 2,000,000 shares to Hemen in connection with a vessel acquisition.
We have periodically issued share options as disclosed in Notes 26 of these consolidated financial statements.